Cover	Jan. 03, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2022
Entity File Number	001-39996
Entity Registrant Name	ASTREA ACQUISITION CORP.
Entity Central Index Key	0001824211
Entity Tax Identification Number	85-2609730
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Ocean Lane Drive
Entity Address, Address Line Two	Apt. 3021
Entity Address, City or Town	Key Biscayne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33149
City Area Code	(347)
Local Phone Number	607-8025
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	ASAXU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ASAX
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	ASAXW
Security Exchange Name	NASDAQ